Right-of-use Assets - Summary of Right Of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 7,942	€ 6,810
Depreciation for the year	1,257	805	€ 490
Ending Balance	8,827	7,942	6,810
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	9,235	7,300	11
Additions	1,995	2,012	7,289
Exchange rate differences	168	(77)
Disposals	(11)
Ending Balance	11,387	9,235	7,300
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,293	490	0
Exchange rate differences	17	(2)
Disposals	(7)
Depreciation for the year	1,257	805	490
Ending Balance	2,560	1,293	490
Real Estate Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	7,929	6,801
Ending Balance	8,819	7,929	6,801
Real Estate Leases [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	9,216	7,289	11
Additions	1,995	2,004	7,278
Exchange rate differences	168	(77)
Disposals	(11)
Ending Balance	11,368	9,216	7,289
Real Estate Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,287	488	0
Exchange rate differences	17	(2)
Disposals	(7)
Depreciation for the year	1,252	801	488
Ending Balance	2,549	1,287	488
Other Leases [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	13	9
Ending Balance	8	13	9
Other Leases [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	19	11	0
Additions	0	8	11
Exchange rate differences	0	0
Disposals	0
Ending Balance	19	19	11
Other Leases [Member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	6	2	0
Exchange rate differences	0	0
Disposals	0
Depreciation for the year	5	4	2
Ending Balance	€ 11	€ 6	€ 2